Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for the years listed below. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.” The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The following table summarizes the total Compensation Actually Paid to our CEO and our other NEOs versus the performance of the Company for the fiscal years ended December 31, 2022, 2021 and 2020, calculated in accordance with SEC rules.
The amounts below shown for Compensation Actually Paid do not represent the value of cash and shares of the Company’s common stock received by our CEO and other NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards based on the value of our common stock. As a result of the calculation methodology required by the SEC, compensation actually paid amounts below differ from compensation actually earned, realized or received by the individuals.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid (CAP) to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)(1)(2)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($000)	Adjusted Book Value Per Share ($)
					Total Company Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2022	693,050	(35,246,696)	1,865,729	(6,825,709)	72.40	99.8	135,400	10.25
2021	2,327,438	22,622,598	2,818,533	5,066,513	209.90	132.2	73,100	33.85
2020	935,522	54,177,271	2,798,620	19,241,894	188.20	92.4	59,200	33.65

(1)
Compensation Actually Paid (CAP) amounts reflect the following adjustments, computed in accordance with SEC rules:

(a)
total compensation reported in the Summary Compensation Table,
Minus

(b)
the grant date fair value of Stock Awards reported in the Summary Compensation Table for the covered year,
Plus

(c)
for Stock Awards granted during the covered year that were unvested at the end of the covered year, the fair value of unvested Stock Awards at the end of the covered year,
Plus

(d)
for Stock Awards granted during the covered year that vested during the covered year, the fair value of such Stock Awards on the vesting date,
Plus (or Minus)

(e)
for Stock Awards granted prior to the covered year that were unvested at the end of the covered year, the change in fair value of unvested Stock Awards during the covered year,
Plus (or Minus)

(f)
for Stock Awards granted prior to the covered year that vested during the covered year, the change in fair value of such Stock Awards from the end of the prior year to the vesting date,
Minus

(g)
for Stock Awards granted prior to the covered year that failed to meet applicable vesting standards, the fair value of such Stock Awards as of the end of the prior year

The fair value of Stock Awards is calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(2)
Other NEOs included in the average calculations are:

2022:
Messrs. Alvarado, Asnas (who has served as our CFO since February 2022) and Rosenblum (who served as our principal financial officer from May 2021-February 2022)

2021:
Messrs. Alvarado, Rosenblum and Fox-Geen, who served as our CFO from March 2020-May 2021

2020:
Messrs. Alvarado and Fox-Geen

(3)
Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

(4)
See Exhibit A for the calculation of Adjusted Book Value Per Share, as derived from the Company’s audited financial statements for the relevant year.

A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:
CEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	693,050	2,327,438	935,522
Minus [-]: Stock Awards Granted During the Covered Year	(80,000)	(1,389,405)	—
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year	—	275,000	—
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	80,000	80,000	—
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	(35,939,746)	21,329,565	53,241,749
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	—	—	—
Compensation Actually Paid (CAP)	(35,246,696)	22,622,598	54,177,271
Other NEOs (Average)	2022	2021	2020
Summary Compensation Table Total	1,865,729	2,818,533	2,798,620
Minus [-] : Stock Awards Granted During the Covered Year	(691.000)	(1,450,560)	(1,156,783)
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year	126,564	560,608	1,733,934
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	274,333	163,333	275,000
Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	(8,391,950)	4,386,733	15,591,295
(Minus) [-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	(9,385)	(671)	(172)
(Minus) [-]: Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year		(1,411,464)
Compensation Actually Paid (CAP)	(6,825,709)	5,066,513	19,241,894

Company Selected Measure Name	Adjusted Book Value Per Share
Named Executive Officers, Footnote [Text Block]
(2)
Other NEOs included in the average calculations are:

2022:
Messrs. Alvarado, Asnas (who has served as our CFO since February 2022) and Rosenblum (who served as our principal financial officer from May 2021-February 2022)

2021:
Messrs. Alvarado, Rosenblum and Fox-Geen, who served as our CFO from March 2020-May 2021

2020:
Messrs. Alvarado and Fox-Geen

Peer Group Issuers, Footnote [Text Block]
(3)
Company total stockholder return is calculated based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends. Peer Group Total Shareholder Return reflects the MSCI US REIT Index based on an assumed $100 investment as of December 31, 2019 and the reinvestment of any issued dividends.

PEO Total Compensation Amount	$ 693,050	$ 2,327,438	$ 935,522
PEO Actually Paid Compensation Amount	$ (35,246,696)	22,622,598	54,177,271
Adjustment To PEO Compensation, Footnote [Text Block]
A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:
CEO	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	693,050	2,327,438	935,522
Minus [-]: Stock Awards Granted During the Covered Year	(80,000)	(1,389,405)	—
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year	—	275,000	—
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	80,000	80,000	—
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	(35,939,746)	21,329,565	53,241,749
Plus (Minus) [+/-]: Year-Over-Year Change in Fair Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	—	—	—
Compensation Actually Paid (CAP)	(35,246,696)	22,622,598	54,177,271

Non-PEO NEO Average Total Compensation Amount	$ 1,865,729	2,818,533	2,798,620
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,825,709)	5,066,513	19,241,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
A reconciliation of CAP amounts shown in the preceding table for our CEO and other NEOs, reflecting the adjustments described in Note (1) above, is as follows:
Other NEOs (Average)	2022	2021	2020
Summary Compensation Table Total	1,865,729	2,818,533	2,798,620
Minus [-] : Stock Awards Granted During the Covered Year	(691.000)	(1,450,560)	(1,156,783)
Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During the Covered Year	126,564	560,608	1,733,934
Plus [+]: Fair Value on Vesting Date of Stock Awards Granted and Vested During the Covered Year	274,333	163,333	275,000
Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that were Unvested at Year-End	(8,391,950)	4,386,733	15,591,295
(Minus) [-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that Vested During the Covered Year	(9,385)	(671)	(172)
(Minus) [-]: Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year		(1,411,464)
Compensation Actually Paid (CAP)	(6,825,709)	5,066,513	19,241,894

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
The following table lists the most important financial and non-financial performance measures used by the Company at the beginning of 2022 in setting pay-for-performance compensation for 2022. These measures are not listed in order of importance. See the “Compensation Discussion and Analysis” section included elsewhere in this proxy statement and in our historical proxy statements for additional detail on executive compensation actions.
Performance measure	Description
Adjusted Book Value Per Share
Adjusted Book Value Per Share has been used as a performance metric since 2020, based on the Compensation Committee’s conclusion that it was appropriately aligned with the Company’s strategic goals and less volatile than other measures, such as earnings per share, that did not adequately take into consideration several of the business’ key performance indicators

Total Shareholder Return	Total cumulative shareholder returns of our common stock compared to the Standard & Poor’s 500 Index and the Standard & Poor’s 500 Financial Sector Index
Strategic Framework Success Rate	A scorecard that assesses performance relative to seven predetermined goals directly linked to our strategic framework:

Total Shareholder Return Amount	$ 72.4	209.9	188.2
Peer Group Total Shareholder Return Amount	99.8	132.2	92.4
Net Income (Loss)	$ 135,400,000	$ 73,100,000	$ 59,200,000
Company Selected Measure Amount | $ / shares	10.25	33.85	33.65
PEO Name	Mr. Sugarman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Book Value Per Share
Non-GAAP Measure Description [Text Block]	(4) See Exhibit A for the calculation of Adjusted Book Value Per Share, as derived from the Company’s audited financial statements for the relevant year.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Framework Success Rate
PEO [Member] | Minus [-]: Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (80,000)	$ (1,389,405)
PEO [Member] | Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		275,000
PEO [Member] | Plus (Minus) [+/-]: Fair Value on Vesting Date of Stock Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	80,000	80,000
PEO [Member] | Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that were Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(35,939,746)	21,329,565	$ 53,241,749
Non-PEO NEO [Member] | Minus [-]: Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(691)	(1,450,560)	(1,156,783)
Non-PEO NEO [Member] | Plus [+]: Year-End Fair Value of Unvested Stock Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	126,564	560,608	1,733,934
Non-PEO NEO [Member] | Plus (Minus) [+/-]: Fair Value on Vesting Date of Stock Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	274,333	163,333	275,000
Non-PEO NEO [Member] | Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that were Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,391,950)	4,386,733	15,591,295
Non-PEO NEO [Member] | Plus (Minus) [+/-]: Year-Over-Year Change in Value of Stock Awards Granted In Prior Years that Vested During the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,385)	(671)	$ (172)
Non-PEO NEO [Member] | (Minus) [-]: Prior Year-End Value of Stock Awards Granted In Prior Years that Forfeited During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,411,464)